Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Total	$ 51,313	$ 91,595
Less: Accumulated depreciation	(45,590)	(82,664)
Property and equipment, net	5,723	8,931
Office equipment & furniture [Member]
Property, Plant, and Equipment [Line Items]
Total	49,044	74,694
Motor vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total	$ 2,269	$ 16,901